1. NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	Zoom Telephonics, Inc. and its wholly owned subsidiary MTRLC LLC (collectively the "Company"), designs, produces, markets and supports cable modems and other communication products.